INVESTMENTS - Investment funds (Balance sheet data) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Balance sheet data:
Current assets	¥ 112,120	$ 15,360	¥ 88,732
Current liabilities	74,010	10,139	72,411
Non-controlling interests	932	$ 128	822
Equity investments | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Balance sheet data:
Current assets	82,554		67,149	¥ 48,132
Long-term assets	58,598		55,097	54,308
Current liabilities	63,397		54,235	35,589
Long-term liabilities	23,413		19,721	21,862
Non-controlling interests	¥ 1,117		¥ 238	¥ 217